Acquisition of SugarLeaf Labs - Additional Information (Details)					12 Months Ended
	Jul. 24, 2019 CAD ($) ft² shares	Jul. 24, 2019 USD ($) ft² shares	Jun. 18, 2019 CAD ($) shares	Jun. 18, 2019 USD ($) shares	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($) [1]	Jul. 24, 2019 USD ($)
Disclosure Of Business Combinations [Line Items]
Business acquisition, cash transferred	$ 15,770,400
Total contingent consideration classified as contributed surplus	20,589,908
Goodwill	115,817,746
Revenue					$ 29,577,804	$ 24,442,042
Net loss for the period					(60,863,262)	$ (23,191,699)
Fair value of trade accounts receivable at acquisition date	151,178
SugarLeaf
Disclosure Of Business Combinations [Line Items]
Business acquisition, initial consideration	23,737,370						$ 18,062,220
Business acquisition, cash transferred	15,770,400						12,000,000
Business acquisition, common shares value	$ 7,966,970						$ 6,062,220
Shares issued as initial consideration for acquisition | shares	1,587,301	1,587,301
Maximum earnout if certain annual adjusted earnings before interest, taxes, depreciation and amortization and other performance targets achieved	$ 173,474,400	$ 132,000,000
Business acquisition earnout payment description	The three additional earnout payments are to be paid over the next three years with a combination of cash or common shares, with at least 50% in cash.	The three additional earnout payments are to be paid over the next three years with a combination of cash or common shares, with at least 50% in cash.
Minimum cash percentage in earnout payments	50.00%	50.00%
Contingent consideration recognised as of acquisition date	$ 114,965,763
Total contingent consideration classified as contributed surplus	20,589,908
Contingent consideration classified as liability	$ 94,375,855
Consideration pay out term	3 years	3 years
Risk adjusted discount rate for cash based payments	16.00%	16.00%
Risk adjusted discount rate for earnout payments	26.30%	26.30%
Number of shares issued in private placement | shares			9,415,910	9,415,910
Proceeds form issuance of private placement, gross			$ 53,970,867	$ 41,430,004
Transaction cost related to private placement			2,538,736
Proceeds from issuance of private placement, net			$ 51,432,131
Area of facility | ft²	24,000	24,000
Revenue	$ 2,681,688				29,232,317
Net loss for the period	12,340,025				72,554,121
Prepayments for purchase of product	1,566,362
Acquisition-related costs excluded from the consideration transferred					2,210,727
Fair value of trade accounts receivable at acquisition date					151,178
Refined oil pricing per kilogram	$ 5,000				$ 1,310
Risk-adjusted discount rate movement percentage					1.00%
Hemp derived CBD refined oil pricing movement in price percentage					10.00%
SugarLeaf | Level 3
Disclosure Of Business Combinations [Line Items]
Risk adjusted discount rate for cash based payments	16.00%	16.00%
Risk adjusted discount rate for earnout payments	26.30%	26.30%
Revised expected earnout payments to be paid in cash, discounted percentage					15.00%
Revised expected earnout payments to be paid in cash or in shares, discounted percentage					20.00%
SugarLeaf | Increase (decrease) due to corrections of prior period errors
Disclosure Of Business Combinations [Line Items]
Goodwill	$ 70,748

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (q).